Related Parties Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Parties Balances and Transactions [Abstract]
Schedule of Related Parties Transactions	Related parties with whom the Company had transactions are:
Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao
Due from related parties
	As of March 31,
	2023	2024
	RMB	RMB
Philectronics	536	553
Mr. Yu	48	-
	584	553

Due to related parties
	As of March 31,
	2023	2024
	RMB	RMB
Mr. Bao	4,779	11,839
Grandsky Phoenix Limited	-	23,405
	4,779	35,244